Share Repurchase Program - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended
	Sep. 30, 2012	Nov. 30, 2012
Equity, Class of Treasury Stock [Line Items]
Discount of stock repurchased, percentage	15.20%
Common Stock
Equity, Class of Treasury Stock [Line Items]
Shares authorized to repurchase, shares		7,859,550
Purchase price, per share		$ 1.1
American Depository Share
Equity, Class of Treasury Stock [Line Items]
Shares authorized to repurchase, shares		2,619,850
Purchase price, per share		$ 3.3